Intangible assets - Pre-tax discount rates and terminal growth rates used for impairment testing (Details)	Jun. 30, 2020	Jun. 30, 2019
North America – United States
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	8.00%	9.00%
Terminal growth rate	2.00%	2.00%
Long-term growth rate	4.00%	4.00%
Europe (excluding Turkey)
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	7.00%	7.00%
Terminal growth rate	2.00%	2.00%
Long-term growth rate	4.00%	4.00%
Turkey
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	22.00%	25.00%
Terminal growth rate	11.00%	13.00%
Long-term growth rate	15.00%	16.00%
Ethiopia
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	21.00%	25.00%
Terminal growth rate	8.00%	8.00%
Long-term growth rate	17.00%	17.00%
South Africa
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	18.00%	18.00%
Terminal growth rate	0.00%	0.00%
Long-term growth rate	7.00%	7.00%
Brazil
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	15.00%	16.00%
Terminal growth rate	3.00%	4.00%
Long-term growth rate	6.00%	6.00%
Mexico
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	16.00%	17.00%
Terminal growth rate	3.00%	3.00%
Long-term growth rate	5.00%	6.00%
Korea
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	10.00%	8.00%
Terminal growth rate	(4.00%)	2.00%
Long-term growth rate	0.00%	0.00%
Greater China
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	9.00%	10.00%
Terminal growth rate	3.00%	3.00%
Long-term growth rate	8.00%	8.00%
India
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	12.00%	14.00%
Terminal growth rate	4.00%	5.00%
Long-term growth rate	12.00%	12.00%